UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2007

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

William Young__   St. Louis, MO___  APRIL 26, 2007


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      50
Form 13F Information Table Value Total:        $78,906


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T INC                       COM              00206R102     3208    81370 SH       DEFINED                     0        0    81370
ALLIANCE DATA SYSTEMS CORP     COM              018581108      686    11140 SH       DEFINED                     0        0    11140
AMBAC FINL GROUP INC           COM              023139108     2866    33170 SH       DEFINED                     0        0    33170
BRUSH WELLMAN INC              COM              117421107      992    20470 SH       DEFINED                     0        0    20470
BUCKEYE TECHNOLOGIES INC       COM              118255108      547    42180 SH       DEFINED                     0        0    42180
CEPHALON INC                   COM              156708109      614     8620 SH       DEFINED                     0        0     8620
CYTYC CORPORATION              COM              232946103      755    22070 SH       DEFINED                     0        0    22070
DANAHER CORP                   COM              235851102     2827    39570 SH       DEFINED                     0        0    39570
DARDEN RESTAURANTS INC         COM              237194105     2939    71350 SH       DEFINED                     0        0    71350
DAWSON GEOPHYSICAL CO          COM              239359102      964    19460 SH       DEFINED                     0        0    19460
DEVRY INC                      COM              251893103      677    23080 SH       DEFINED                     0        0    23080
ENSCO INTL INC                 COM              26874Q100      688    12640 SH       DEFINED                     0        0    12640
EDWARDS A G INC                COM              281760108      735    10630 SH       DEFINED                     0        0    10630
ENERGIZER HOLDINGS INC         COM              29266R108      753     8830 SH       DEFINED                     0        0     8830
EXXON MOBIL CORP               COM              30231G102     2940    38960 SH       DEFINED                     0        0    38960
FMC CORP (NEW)                 COM              302491303      674     8930 SH       DEFINED                     0        0     8930
FACTSET RESEARCH SYSTEMS INC   COM              303075105      750    11940 SH       DEFINED                     0        0    11940
GAMESTOP CORP-CL A             COM              36467W109      804    24680 SH       DEFINED                     0        0    24680
GEN DYNAMICS CORP              COM              369550108     1841    24100 SH       DEFINED                     0        0    24100
GILEAD SCIENCES INC            COM              375558103     3047    39750 SH       DEFINED                     0        0    39750
GULF ISLAND FABRICATION        COM              402307102      448    16760 SH       DEFINED                     0        0    16760
INTERFACE INC CL A             COM              458665106      642    40140 SH       DEFINED                     0        0    40140
INTUIT INC                     COM              461202103     2510    91750 SH       DEFINED                     0        0    91750
JOHNSON & JOHNSON              COM              478160104     2130    35350 SH       DEFINED                     0        0    35350
KORN FERRY INTL                COM              500643200      621    27090 SH       DEFINED                     0        0    27090
LEXMARK INTL GROUP - CL A      COM              529771107     2773    47430 SH       DEFINED                     0        0    47430
MCGRAW HILL COMPANIES INC      COM              580645109     2804    44590 SH       DEFINED                     0        0    44590
MCKESSON CORP                  COM              58155Q103     3065    52350 SH       DEFINED                     0        0    52350
MEDICAL ACTION INDUSTRIES INC  COM              58449L100      755    31605 SH       DEFINED                     0        0    31605
MENS WAREHOUSE INC             COM              587118100      765    16260 SH       DEFINED                     0        0    16260
MENTOR GRAPHICS CORP           COM              587200106      542    33140 SH       DEFINED                     0        0    33140
METLIFE INC                    COM              59156R108     3322    52610 SH       DEFINED                     0        0    52610
MILLER HERMAN INC              COM              600544100      605    18060 SH       DEFINED                     0        0    18060
MYLAN LABS INC                 COM              628530107      488    23090 SH       DEFINED                     0        0    23090
NATIONAL OILWELL VARCO INC     COM              637071101     3189    40990 SH       DEFINED                     0        0    40990
NORDSTROM INC                  COM              655664100     2939    55520 SH       DEFINED                     0        0    55520
NOVELLUS SYSTEMS INC           COM              670008101      591    18460 SH       DEFINED                     0        0    18460
PACTIV CORP                    COM              695257105      687    20360 SH       DEFINED                     0        0    20360
PROASSURANCE CORP              COM              74267C106      641    12540 SH       DEFINED                     0        0    12540
SEI INVESTMENT CO              COM              784117103      544     9040 SH       DEFINED                     0        0     9040
SAFEWAY INC NEW                COM              786514208     3018    82380 SH       DEFINED                     0        0    82380
SCIELE PHARMA INC              COM              808627103      618    26090 SH       DEFINED                     0        0    26090
STEELCASE INC                  COM              858155203      696    35000 SH       DEFINED                     0        0    35000
STRYKER CORP                   COM              863667101     3468    52290 SH       DEFINED                     0        0    52290
TJX COS INC NEW                COM              872540109     2732   101340 SH       DEFINED                     0        0   101340
TIDEWATER INC                  COM              886423102      682    11640 SH       DEFINED                     0        0    11640
UNITED STATES STEEL CORP NEW   COM              912909108     3865    38970 SH       DEFINED                     0        0    38970
VARIAN SEMICONDUCTOR EQ ASSOC  COM              922207105      835    15650 SH       DEFINED                     0        0    15650
VASCO DATA SECURITY INTL INC   COM              92230Y104      914    51170 SH       DEFINED                     0        0    51170
WALGREEN CO                    COM              931422109     2710    59047 SH       DEFINED                     0        0    59047